VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 25.1%
Bank Central Asia Tbk PT 6,066,200 $ 2,778,079
Bank Jago Tbk PT * 1,097,900 140,583
Bank Mandiri Persero Tbk PT 9,409,504 2,486,827
Bank Negara Indonesia
Persero Tbk PT 4,220,264 1,041,143
Bank Rakyat Indonesia Persero
Tbk PT 12,194,933 2,858,277
9,304,909
Capital Goods : 6.1%
Astra International Tbk PT 5,401,400 1,873,214
Jardine Cycle & Carriage Ltd. † 17,888 397,944
2,271,158
Consumer Discretionary Distribution &
Retail : 2.9%
GoTo Gojek Tokopedia Tbk
PT * 286,410,500 930,865
Mitra Adiperkasa Tbk PT 2,301,000 155,402
1,086,267
Consumer Staples Distribution & Retail : 1.7%
Sumber Alfaria Trijaya Tbk PT 5,520,900 640,074
Underline
Energy : 14.1%
Adaro Andalan Indonesia PT * 484,600 216,638
AKR Corporindo Tbk PT 1,987,400 144,191
Alamtri Resources Indonesia
Tbk PT 3,990,600 405,113
Banpu PCL (NVDR) 2,607,429 365,424
Bukit Asam Tbk PT 1,108,100 156,366
Bumi Resources Tbk PT * 31,513,300 282,114
Dian Swastatika Sentosa Tbk
PT * 373,200 2,378,268
Indo Tambangraya Megah Tbk
PT 111,900 153,714
Petrindo Jaya Kreasi Tbk PT 4,770,200 465,171
United Tractors Tbk PT 400,969 644,802
5,211,801
Financial Services : 1.5%
Indokripto Koin Semesta Tbk
PT * 2,870,400 573,563
Underline
Food, Beverage & Tobacco : 6.3%
Charoen Pokphand Indonesia
Tbk PT 1,762,700 493,364
First Pacific Co. Ltd. 579,250 485,688
Golden Agri-Resources Ltd. 1,291,500 295,273
Indofood CBP Sukses Makmur
Tbk PT 626,800 356,749
Indofood Sukses Makmur Tbk
PT 1,241,900 538,850
Japfa Comfeed Indonesia Tbk
PT 1,459,600 171,937
2,341,861
Health Care Equipment & Services : 1.4%
Medikaloka Hermina Tbk PT 2,999,300 302,968
Mitra Keluarga Karyasehat
Tbk PT 1,455,597 214,868
517,836
Number
of Shares Value
Household & Personal Products : 0.5%
Unilever Indonesia Tbk PT 1,618,800 $ 172,905
Underline
Materials : 21.8%
Amman Mineral Internasional
PT * 3,390,500 1,469,620
Aneka Tambang Tbk 2,379,300 450,150
Avia Avian Tbk PT 4,381,400 107,475
Barito Pacific Tbk PT * 7,690,648 1,733,390
Bumi Resources Minerals Tbk
PT * 19,653,000 989,828
Chandra Asri Pacific Tbk PT 2,691,936 1,249,328
Indah Kiat Pulp & Paper Tbk PT 665,500 293,875
Indocement Tunggal Prakarsa
Tbk PT 397,800 155,917
Merdeka Battery Materials Tbk
PT * 11,303,500 438,707
Merdeka Copper Gold Tbk PT * 3,807,595 481,711
Nickel Industries Ltd. 528,028 248,687
Pabrik Kertas Tjiwi Kimia Tbk
PT 352,300 147,680
Semen Indonesia Persero Tbk
PT 935,862 159,816
Vale Indonesia Tbk PT 626,100 165,452
8,091,636
Media & Entertainment : 0.7%
Elang Mahkota Teknologi Tbk
PT 3,473,300 261,893
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 1.0%
Kalbe Farma Tbk PT 5,561,900 378,180
Underline
Real Estate Management & Development :
1.5%
Bumi Serpong Damai Tbk PT * 1,976,400 125,866
Ciputra Development Tbk PT 2,464,395 137,722
Pantai Indah Kapuk Dua Tbk PT 334,700 281,993
545,581
Telecommunication Services : 7.5%
Indosat Tbk PT 1,459,700 153,365
Sarana Menara Nusantara
Tbk PT 6,185,600 217,136
Telkom Indonesia Persero Tbk
PT (ADR) † 112,349 2,114,408
XLSMART Telecom Sejahtera
Tbk PT 1,801,975 287,624
2,772,533
Transportation : 0.4%
Jasa Marga Persero Tbk PT 615,950 128,743
Underline
Utilities : 7.5%
Barito Renewables Energy Tbk
PT 3,804,700 2,140,358
Chandra Daya Investasi Tbk
PT * 3,531,200 354,921
Perusahaan Gas Negara Tbk PT 2,948,700 299,265
2,794,544
Total Common Stocks
(Cost: $43,135,919) 37,093,484

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1%
Number
of Shares Value
(Cost: $35,220)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 35,220 $ 35,220
Total Investments: 100.1%
(Cost: $43,171,139) 37,128,704
Liabilities in excess of other assets: (0.1)% (51,361)
NET ASSETS: 100.0% $ 37,077,343
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,189,744.
(a) Rate shown is the 1-day yield as of 09/30/25.